Shareholder Report, Average Annual Return (Details)	6 Months Ended	8 Months Ended	12 Months Ended	19 Months Ended	29 Months Ended	33 Months Ended	35 Months Ended	40 Months Ended	44 Months Ended	58 Months Ended	60 Months Ended	87 Months Ended	102 Months Ended	110 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000248535
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree 1-3 Year Laddered Treasury Fund
Average Annual Return, Percent	3.18%
C000248538
Average Annual Return [Line Items]
Average Annual Return, Percent	4.31%
C000247881
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WisdomTree Bianco Total Return Fund
Average Annual Return, Percent		4.06%
C000225934
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Alternative Income Fund
Average Annual Return, Percent			14.45%					2.25%
C000133150
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Bloomberg U.S. Dollar Bullish Fund
Average Annual Return, Percent			5.72%								2.41%				3.29%
C000230569
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Efficient Gold Plus Equity Strategy Fund
Average Annual Return, Percent			48.95%		18.02%
C000230570
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Average Annual Return, Percent			51.98%			15.68%
C000060975
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Currency Strategy Fund
Average Annual Return, Percent			6.05%								1.28%				(0.38%)
C000104506
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets Corporate Bond Fund
Average Annual Return, Percent			12.05%								2.39%				2.66%
C000088998
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets Local Debt Fund
Average Annual Return, Percent			4.38%								0.44%				(0.38%)
C000221364
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Enhanced Commodity Strategy Fund
Average Annual Return, Percent			5.97%						8.97%
C000136444
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Floating Rate Treasury Fund
Average Annual Return, Percent			5.39%								2.38%				1.67%
C000134342
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Interest Rate Hedged High Yield Bond Fund
Average Annual Return, Percent			10.20%								4.39%				3.89%
C000134336
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Average Annual Return, Percent			6.86%								2.99%				2.15%
C000079238
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Managed Futures Strategy Fund
Average Annual Return, Percent			6.95%								3.33%				1.24%
C000210706
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Mortgage Plus Bond Fund
Average Annual Return, Percent			7.71%							0.04%
C000152580
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree PutWrite Strategy Fund
Average Annual Return, Percent			14.62%								8.62%		7.52%
C000222596
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Target Range Fund
Average Annual Return, Percent			14.44%				1.18%
C000239876
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Average Annual Return, Percent			7.91%	4.57%
C000156663
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Average Annual Return, Percent			8.25%								(0.43%)			1.79%
C000184315
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Average Annual Return, Percent			6.66%								1.16%	1.71%
Without Sales Load [Member] | C000248535
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%
Without Sales Load [Member] | C000248538
Average Annual Return [Line Items]
Average Annual Return, Percent	4.27%
Without Sales Load [Member] | C000247881
Average Annual Return [Line Items]
Average Annual Return, Percent		4.06%
Without Sales Load [Member] | C000225934
Average Annual Return [Line Items]
Average Annual Return, Percent			14.54%					2.28%
Without Sales Load [Member] | C000133150
Average Annual Return [Line Items]
Average Annual Return, Percent			5.77%								2.52%				3.30%
Without Sales Load [Member] | C000230569
Average Annual Return [Line Items]
Average Annual Return, Percent			47.24%		17.41%
Without Sales Load [Member] | C000230570
Average Annual Return [Line Items]
Average Annual Return, Percent			51.48%			15.69%
Without Sales Load [Member] | C000060975
Average Annual Return [Line Items]
Average Annual Return, Percent			6.11%								1.31%				(0.33%)
Without Sales Load [Member] | C000104506
Average Annual Return [Line Items]
Average Annual Return, Percent			11.92%								2.35%				2.68%
Without Sales Load [Member] | C000088998
Average Annual Return [Line Items]
Average Annual Return, Percent			5.24%								0.44%				(0.39%)
Without Sales Load [Member] | C000221364
Average Annual Return [Line Items]
Average Annual Return, Percent			6.18%						9.06%
Without Sales Load [Member] | C000136444
Average Annual Return [Line Items]
Average Annual Return, Percent			5.41%								2.39%				1.66%
Without Sales Load [Member] | C000134342
Average Annual Return [Line Items]
Average Annual Return, Percent			10.14%								4.40%				3.95%
Without Sales Load [Member] | C000134336
Average Annual Return [Line Items]
Average Annual Return, Percent			6.82%								3.00%				2.15%
Without Sales Load [Member] | C000079238
Average Annual Return [Line Items]
Average Annual Return, Percent			7.16%								3.39%				1.27%
Without Sales Load [Member] | C000210706
Average Annual Return [Line Items]
Average Annual Return, Percent			7.87%							0.06%
Without Sales Load [Member] | C000152580
Average Annual Return [Line Items]
Average Annual Return, Percent			14.68%								8.59%		7.52%
Without Sales Load [Member] | C000222596
Average Annual Return [Line Items]
Average Annual Return, Percent			14.74%				1.24%
Without Sales Load [Member] | C000239876
Average Annual Return [Line Items]
Average Annual Return, Percent			7.81%	4.51%
Without Sales Load [Member] | C000156663
Average Annual Return [Line Items]
Average Annual Return, Percent			8.28%								(0.43%)			1.79%
Without Sales Load [Member] | C000184315
Average Annual Return [Line Items]
Average Annual Return, Percent			6.62%								1.15%	1.71%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $10,413
Average Annual Return, Percent	4.13%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $10,413
Average Annual Return, Percent	4.13%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $10,379
Average Annual Return, Percent		3.79%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $9,544
Average Annual Return, Percent			7.30%					(1.39%)
WisdomTree Index: Bloomberg Dollar Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Dollar Total Return Index $14,002
Average Annual Return, Percent			6.21%								2.73%				3.42%
WisdomTree Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $13,476
Average Annual Return, Percent			27.14%		12.88%
WisdomTree Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $12,515
Average Annual Return, Percent			27.14%			8.62%
WisdomTree Index: JP Morgan Emerging Local Markets Index Plus
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JP Morgan Emerging Local Markets Index Plus $10,057
Average Annual Return, Percent			5.74%								1.17%				0.06%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,765
Average Annual Return, Percent			7.30%								(0.04%)				1.64%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,765
Average Annual Return, Percent			7.30%								(0.04%)				1.64%
WisdomTree Index: S&P GSC Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GSCI Index $17,892
Average Annual Return, Percent			(2.11%)						17.01%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,765
Average Annual Return, Percent			7.30%								(0.04%)				1.64%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,765
Average Annual Return, Percent			7.30%								(0.04%)				1.64%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,765
Average Annual Return, Percent			7.30%								(0.04%)				1.64%
WisdomTree Index: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index $11,726
Average Annual Return, Percent			5.48%								2.27%				1.61%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $10,045
Average Annual Return, Percent			7.30%							0.09%
WisdomTree Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $34,092
Average Annual Return, Percent			27.14%								15.92%		15.48%
WisdomTree Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI AC World Index $12,336
Average Annual Return, Percent			23.44%				7.50%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $10,628
Average Annual Return, Percent			7.30%	3.96%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,627
Average Annual Return, Percent			7.30%								(0.04%)			1.66%
WisdomTree Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index $11,045
Average Annual Return, Percent			7.30%								(0.04%)	1.37%
WisdomTree Index: Bloomberg U.S. Treasury 1-3 Year Laddered Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S Treasury 1-3 Year Laddered Index $10,319
Average Annual Return, Percent	3.19%
WisdomTree Index: Bloomberg U.S. Treasury 7-10 Year Laddered Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury 7-10 Year Laddered Index $10,437
Average Annual Return, Percent	4.37%
WisdomTree Index: Bianco Research Fixed Income Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bianco Research Fixed Income Total Return Index $10,435
Average Annual Return, Percent		4.35%
WisdomTree Index: ICE BofA Merrill Lynch U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA Merrill Lynch U.S. High Yield Index $11,042
Average Annual Return, Percent			12.47%					3.03%
WisdomTree Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index $14,271
Average Annual Return, Percent			27.14%					11.29%
WisdomTree Index: Gapstow Liquid Alternative Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Gapstow Liquid Alternative Credit Index $10,943
Average Annual Return, Percent			14.92%					2.75%
WisdomTree Index: Bloomberg Dollar Spot Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Dollar Spot Index $11,989
Average Annual Return, Percent			(0.47%)								0.29%				1.83%
WisdomTree Index: NYSE ARCA Gold Miners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYSE ARCA Gold Miners Index $14,015
Average Annual Return, Percent			34.87%			13.25%
WisdomTree Index: Equal-Weighted Emerging Currency Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Equal-Weighted Emerging Currency Composite $9,882
Average Annual Return, Percent			6.75%								0.85%				(0.12%)
WisdomTree Index: JP Morgan CEMBI Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JP Morgan CEMBI Diversified Index $14,272
Average Annual Return, Percent			12.00%								2.30%				3.62%
WisdomTree Index: JP Morgan GBI-EM Global Diversified Unhedged Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JP Morgan GBI-EM Global Diversified Unhedged Index $9,715
Average Annual Return, Percent			6.00%								0.11%				(0.29%)
WisdomTree Index: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return $13,848
Average Annual Return, Percent			(4.39%)						9.19%
WisdomTree Index: Bloomberg U.S. Treasury Floating Rate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Floating Rate Bond Index $11,990
Average Annual Return, Percent			5.58%								2.56%				1.83%
WisdomTree Index: ICE BofA Merrill Lynch U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA Merrill Lynch U.S. High Yield Index $15,620
Average Annual Return, Percent			12.47%								4.27%				4.56%
WisdomTree Index: ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index/ WisdomTree U.S. High Yield C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA ML 0-5 Year U.S. HY Constrained, Zero Duration Index/WisdomTree U.S. HY Corporate Bond, Zero Duration Spliced Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference*</sup> $15,728
Average Annual Return, Percent			10.68%								5.41%				4.63%
WisdomTree Index: Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration $12,564
Average Annual Return, Percent			6.95%								3.07%				2.31%
WisdomTree Index: 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index / 40% Bloomberg U.S. Aggregate Index Composite $22,400
Average Annual Return, Percent			19.16%								9.37%				8.40%
WisdomTree Index: S&P GSCI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GSCI Index $7,411
Average Annual Return, Percent			(2.11%)								8.43%				(2.95%)
WisdomTree Index: Bloomberg U.S. Securitized Mortgage Backed Securities/Asset Backed Securities/Commercial Mortgage Backed Secur
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Securitized MBS/ABS/CMBS Index $9,927
Average Annual Return, Percent			7.55%							(0.15%)
WisdomTree Index: Cboe S&P 500 PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Cboe S&P 500 PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">Footnote Reference*</sup> $19,748
Average Annual Return, Percent			16.05%								9.51%		8.31%
WisdomTree Index: TOPS® Global Target Range Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			TOPS Global Target Range Index $10,632
Average Annual Return, Percent			15.47%				2.13%
WisdomTree Index: Bloomberg U.S. Universal Enhanced Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Enhanced Yield Index $10,796
Average Annual Return, Percent			8.43%	5.01%
WisdomTree Index: Bloomberg U.S. Aggregate Enhanced Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Enhanced Yield Index $11,950
Average Annual Return, Percent			8.48%								(0.27%)			1.97%
WisdomTree Index: Bloomberg U.S. Short Aggregate Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Short Aggregate Composite Index $11,322
Average Annual Return, Percent			6.74%								1.28%	1.72%
WisdomTree Index: Bloomberg U.S. Short Aggregate Enhanced Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Short Aggregate Enhanced Yield Index $11,352
Average Annual Return, Percent			7.23%								1.09%	1.75%